Quarterly Financial Information - Summary Of Quarterly Financial Information (Detail) - USD ($)	3 Months Ended					4 Months Ended	6 Months Ended	7 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2021		Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020		Sep. 30, 2021		Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Mar. 25, 2021	Aug. 07, 2020	Jun. 30, 2020	Dec. 31, 2017
Unaudited Condensed Balance Sheet
Total assets	$ 21,955,877,000	[1]						$ 25,356,334,000	[1],[2]	$ 21,955,877,000	[1]		$ 25,356,334,000	[1],[2]	$ 31,147,814,000	[2]
Liabilities and Equity [Abstract]
Total liabilities	23,970,957,000	[1]						24,981,917,000	[1],[2]	23,970,957,000	[1]		24,981,917,000	[1],[2]	28,016,842,000	[2]
Stockholders' Equity:
Additional paid-in capital	2,776,772,000							2,188,319,000		2,776,772,000			2,188,319,000		1,879,838,000
Accumulated deficit	(13,427,090,000)							(9,703,490,000)		(13,427,090,000)			(9,703,490,000)		(6,574,322,000)
Total stockholders' equity	(10,670,424,000)							(7,671,923,000)		(10,670,424,000)			(7,671,923,000)		(4,374,712,000)		$ (2,458,576,000)			$ (5,692,452,000)	$ (1,302,451,000)
Total Liabilities and Stockholders' Equity	21,955,877,000							25,356,334,000		21,955,877,000			25,356,334,000		31,147,814,000
Unaudited Condensed Statement of Operations
Net loss	$ (802,400,000)				$ (941,263,000)					$ (3,723,600,000)		$ (1,988,961,000)	$ (3,129,358,000)		$ (3,264,738,000)		$ (1,610,792,000)
Weighted average outstanding, basic and diluted	176,708,911				170,715,288					174,750,082		170,699,512	170,275,761		168,436,109		163,148,918
BOWX ACQUISITION CORP [Member]
Unaudited Condensed Balance Sheet
Total assets	$ 483,561,501							484,520,512		$ 483,561,501			$ 484,520,512
Liabilities and Equity [Abstract]
Total liabilities	39,314,750							30,408,662		39,314,750			30,408,662
Class A common stock subject to possible redemption	483,000,000							483,000,000		483,000,000			483,000,000
Stockholders' Equity:
Accumulated deficit	(38,754,457)							(28,889,358)		(38,754,457)			(28,889,358)
Total stockholders' equity	(38,753,249)							(28,888,150)		(38,753,249)			(28,888,150)
Total Liabilities and Stockholders' Equity	483,561,501							484,520,512		483,561,501			484,520,512
Unaudited Condensed Statement of Operations
Net loss								(4,810,316)
Unaudited Condensed Statement Of Cash Flows [Abstract]
Accretion on Class A common stock subject to possible redemption amount					$ 26,169,980			26,169,980		26,169,980
Common Class A [Member]
Stockholders' Equity:
Common stock value	$ 177,000							42,000		$ 177,000			42,000		$ 41,000			$ 9,000,000,000.0
Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Liabilities and Equity [Abstract]
Class A common stock subject to possible redemption								483,000,000					483,000,000
Stockholders' Equity:
Common stock value								$ 0					0
Unaudited Condensed Statement of Operations
Weighted average outstanding, basic and diluted	48,300,000				28,464,130	20,458,594		32,101,364		48,300,000
Basic and diluted net loss per share	$ 0.11				$ (0.03)	$ (0.04)		$ (0.11)		$ (0.16)
Common Class B [Member]
Stockholders' Equity:
Common stock value								$ 129,000					129,000		$ 129,000
Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value	$ 1,208							$ 1,208		$ 1,208			1,208
Unaudited Condensed Statement of Operations
Weighted average outstanding, basic and diluted	12,075,000				11,338,859	11,102,930		11,509,432		12,075,000
Basic and diluted net loss per share	$ 0.11				$ (0.03)	$ (0.04)		$ (0.11)		$ (0.16)
As Previously Reported | BOWX ACQUISITION CORP [Member]
Unaudited Condensed Balance Sheet
Total assets			$ 483,900,536	$ 484,346,355	$ 484,512,579	$ 484,512,579	$ 483,900,536	$ 484,520,512				$ 484,512,579	484,520,512						$ 422,012,234
Liabilities and Equity [Abstract]
Total liabilities			46,589,547	35,851,651	26,927,974	26,927,974	46,589,547	30,408,662				26,927,974	30,408,662						22,988,438
Class A common stock subject to possible redemption			432,310,980	443,494,700	452,584,600	452,584,600	432,310,980	449,111,840				452,584,600	449,111,840						394,023,790
Stockholders' Equity:
Additional paid-in capital			26,609,471	15,425,863	6,336,054	6,336,054	26,609,471	9,808,779				6,336,054	9,808,779						5,058,747
Accumulated deficit			(21,611,177)	(10,427,462)	(1,337,561)	(1,337,561)	(21,611,177)	(4,810,316)				(1,337,561)	(4,810,316)						(60,209)
Total stockholders' equity					5,000,005	5,000,005		5,000,010				5,000,005	5,000,010						5,000,006
Total Liabilities and Stockholders' Equity			483,900,536	484,346,355	484,512,579	484,512,579	483,900,536	484,520,512				484,512,579	484,520,512						422,012,234
Unaudited Condensed Statement of Operations
Net loss					(1,314,096)	(1,337,561)		(4,810,316)
Unaudited Condensed Statement Of Cash Flows [Abstract]
Initial Value of Class A common stock subject to possible redemption						401,719,790		401,719,790
Change in fair value of Class A common stock subject to possible redemption				(5,617,140)		50,864,810	(16,800,860)	47,392,050
Accretion on Class A common stock subject to possible redemption amount								0
As Previously Reported | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value			$ 507	$ 395	$ 304	$ 304	$ 507	$ 339				304	339						260
Unaudited Condensed Statement of Operations
Weighted average outstanding, basic and diluted			48,300,000	48,300,000	47,612,727	47,612,727	48,300,000	48,042,857
Basic and diluted net loss per share			$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
As Previously Reported | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value			$ 1,208	$ 1,208	$ 1,208	$ 1,208	$ 1,208	$ 1,208				1,208	1,208						1,208
Unaudited Condensed Statement of Operations
Weighted average outstanding, basic and diluted			12,075,000	12,075,000	12,075,000	12,075,000	12,075,000	11,509,432
Basic and diluted net loss per share			$ (0.93)	$ (0.47)	$ (0.11)	$ (0.11)	$ (1.39)	$ (0.43)
Restatement Adjustment | BOWX ACQUISITION CORP [Member]
Unaudited Condensed Balance Sheet
Total assets								$ 0					0						0
Liabilities and Equity [Abstract]
Total liabilities								0					0						0
Class A common stock subject to possible redemption					$ 30,415,400	$ 30,415,400		33,888,160				30,415,400	33,888,160						88,976,210
Stockholders' Equity:
Additional paid-in capital					(6,336,054)	(6,336,054)		(9,808,779)				(6,336,054)	(9,808,779)						(5,058,747)
Accumulated deficit					(24,079,042)	(24,079,042)		(24,079,042)				(24,079,042)	(24,079,042)						(83,917,203)
Total stockholders' equity					(30,415,400)	(30,415,400)		(33,888,160)				(30,415,400)	(33,888,160)						(88,976,210)
Total Liabilities and Stockholders' Equity								0					0						0
Unaudited Condensed Statement of Operations
Net loss								0
Unaudited Condensed Statement Of Cash Flows [Abstract]
Initial Value of Class A common stock subject to possible redemption						(401,719,790)		(401,719,790)
Change in fair value of Class A common stock subject to possible redemption						(50,864,810)		(47,392,050)
Accretion on Class A common stock subject to possible redemption amount						26,169,980		26,169,980
Restatement Adjustment | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value					$ (304)	$ (304)		$ (339)				(304)	(339)						(260)
Unaudited Condensed Statement of Operations
Weighted average outstanding, basic and diluted					(19,148,597)	(27,154,133)		(15,941,493)
Basic and diluted net loss per share					$ (0.03)	$ (0.04)		$ (0.11)
Restatement Adjustment | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value								$ 0					0						0
Unaudited Condensed Statement of Operations
Weighted average outstanding, basic and diluted					(736,141)	(972,070)		0
Basic and diluted net loss per share					$ 0.08	$ 0.07		$ 0.32
As Restated | BOWX ACQUISITION CORP [Member]
Unaudited Condensed Balance Sheet
Total assets			$ 483,900,536	$ 484,346,355	$ 484,512,579	$ 484,512,579	$ 483,900,536	$ 484,520,512				484,512,579	484,520,512						422,012,234
Liabilities and Equity [Abstract]
Total liabilities			46,589,547	35,851,651	26,927,974	26,927,974	46,589,547	30,408,662				26,927,974	30,408,662						22,988,438
Class A common stock subject to possible redemption			483,000,000	483,000,000	483,000,000	483,000,000	483,000,000	483,000,000				483,000,000	483,000,000						483,000,000
Stockholders' Equity:
Additional paid-in capital			0	0			0	0					0						0
Accumulated deficit			(45,690,219)	(34,506,504)	(25,416,603)	(25,416,603)	(45,690,219)	(28,889,358)				(25,416,603)	(28,889,358)						(83,977,412)
Total stockholders' equity					(25,415,395)	(25,415,395)		(28,888,150)				(25,415,395)	(28,888,150)						(83,976,204)
Total Liabilities and Stockholders' Equity			483,900,536	484,346,355	484,512,579	484,512,579	483,900,536	484,520,512				484,512,579	484,520,512						422,012,234
Unaudited Condensed Statement of Operations
Net loss					$ (1,314,096)	(1,337,561)		(4,810,316)
Unaudited Condensed Statement Of Cash Flows [Abstract]
Initial Value of Class A common stock subject to possible redemption								0
Change in fair value of Class A common stock subject to possible redemption				0			0	0
Accretion on Class A common stock subject to possible redemption amount						$ 26,169,980		26,169,980
As Restated | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value			$ 0	$ 0			$ 0	$ 0					0						0
Unaudited Condensed Statement of Operations
Weighted average outstanding, basic and diluted			48,300,000	48,300,000	28,464,130	20,458,594	48,300,000	32,101,364
Basic and diluted net loss per share			$ (0.19)	$ (0.09)	$ (0.03)	$ (0.04)	$ (0.28)	$ (0.11)
As Restated | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value			$ 1,208	$ 1,208	$ 1,208	$ 1,208	$ 1,208	$ 1,208				$ 1,208	$ 1,208						$ 1,208
Unaudited Condensed Statement of Operations
Weighted average outstanding, basic and diluted			12,075,000	12,075,000	11,338,859	11,102,930	12,075,000	11,509,432
Basic and diluted net loss per share			$ (0.19)	$ (0.09)	$ (0.03)	$ (0.04)	$ (0.28)	$ (0.11)

[1]	The Company’s condensed consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of September 30, 2021 and December 31, 2020, total assets of consolidated VIEs, after intercompany eliminations, were $2.9 billion and $2.1 billion, respectively, including $100.7 million and $166.6 million of cash and cash equivalents, respectively, and $10.1 million and $10.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $2.5 billion and $1.7 billion as of September 30, 2021 and December 31, 2020, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $13.5 million and $14.6 billion as of September 30, 2021 and December 31, 2020, respectively, provided by Legacy WeWork to certain landlords of the VIEs. See Note 5 for additional details.
[2]	The Company’s consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of December 31, 2020 and 2019, total assets of consolidated VIEs, after intercompany eliminations, were $2.1 billion and $6.7 billion respectively, including $166.6 million and $417.7 million of cash and cash equivalents, respectively, and $10.0 million and $94.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $1.7 billion and $5.4 billion as of December 31, 2020 and 2019, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $14.6 million and $36.3 million as of December 31, 2020 and 2019, respectively, provided by WeWork Inc. to certain landlords of the VIEs. See Note 6 for additional details.